Cover	Sep. 24, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2021
Entity File Number	001-34058
Entity Registrant Name	CAPRICOR THERAPEUTICS, INC.
Entity Central Index Key	0001133869
Entity Tax Identification Number	88-0363465
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8840 Wilshire Blvd.
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90211
City Area Code	310
Local Phone Number	358-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CAPR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false